Retirement Plans	12 Months Ended
Feb. 28, 2021
Retirement Benefits [Abstract]
Retirement Plans
21.	RETIREMENT PLANS
The E2open 401(k) Plan allows eligible employees to either make pre-tax
401(k) contributes or
after-tax
Roth 401(k) contributions. These defined contribution plans are sponsored by the Company and provide a variety of investment options. The Company matches 50% of the first 6% an employee contributes to these plans. For an employee to be eligible for the matching contribution, the employee has to be actively employed on December 31 to receive the matching contribution for the year. The Company made matching contributions of $2.2 million, $1.8 million and $1.1 million during the period from February 4, 2021 through February 28, 2021 and fiscal years ended February 29, 2020, February 28, 2019, respectively. There were no matching contributions made during the period from March 1, 2020 through February 3, 2021. The Company has no other post-retirement benefits. During the periods from February 4, 2021 through February 28, 2021 and March 1, 2020 through February 3, 2021 and fiscal years ended February 29, 2020 and February 28, 2019, expense related to the defined contribution plans was $0.2 million, $2.3 million, $2.2 million and $1.2 million, respectively.